Related party transactions - Additional Information (Details) - GBP (£)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Transactions Between Related Parties [Line Items]
Balance owed at year end, related party	£ 0	£ 27,000	£ 0
Gladstone Partners Limited | Director Iain Ross
Disclosure Of Transactions Between Related Parties [Line Items]
Amounts paid, related party transactions	£ 75,000	£ 9,000	£ 0